Senior Subordinated Secured Notes and Secured Indebtedness (Details Of Notes Payable and Senior Notes) (Parenthetical) (Detail)		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended		9 Months Ended		12 Months Ended						9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended
	Nov. 22, 2004	Dec. 31, 2011 Senior Secured Term Loan [Member]	Dec. 31, 2010 Senior Secured Term Loan [Member]	Sep. 30, 2012 Senior Secured Term Loan [Member] Successor [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member] Predecessor [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member] Successor [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member] Successor [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member] Predecessor [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member]		Dec. 31, 2010 7 5/8% Senior Notes Due December 15, 2012 [Member]		Nov. 22, 2004 7 5/8% Senior Notes Due December 15, 2012 [Member]	Sep. 30, 2012 7 5/8% Senior Notes Due December 15, 2012 [Member] Successor [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member] Predecessor [Member]	Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member]		Dec. 31, 2010 10 3/4% Senior Notes Due April 1, 2013 [Member]		Mar. 17, 2003 10 3/4% Senior Notes Due April 1, 2013 [Member]	Sep. 30, 2012 10 3/4% Senior Notes Due April 1, 2013 [Member] Successor [Member]	Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member] Predecessor [Member]	Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member]		Dec. 31, 2010 7 1/2% Senior Notes Due February 15, 2014 [Member]		Feb. 06, 2004 7 1/2% Senior Notes Due February 15, 2014 [Member]	Sep. 30, 2012 7 1/2% Senior Notes Due February 15, 2014 [Member] Successor [Member]	Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member] Predecessor [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date		Oct. 20, 2014	Oct. 20, 2014	Jan. 31, 2015	Jan. 31, 2015	Feb. 24, 2017		Feb. 15, 2017		Feb. 15, 2017	Dec. 15, 2012	[1]	Dec. 15, 2012	[1]		Dec. 15, 2012	Dec. 15, 2012	Apr. 01, 2013	[1]	Apr. 01, 2013	[1]		Apr. 01, 2013	Apr. 01, 2013	Feb. 15, 2014	[1]	Feb. 15, 2014	[1]		Feb. 15, 2014	Feb. 15, 2014
Debt instrument, interest rate, stated percentage	7.625%					12.00%	12.00%		12.00%		7.625%	[1]	7.625%	[1]	7.625%	7.625%	7.625%	10.75%	[1]	10.75%	[1]	10.75%	10.75%	10.75%	7.50%	[1]	7.50%	[1]	7.50%	7.50%	7.50%

[1]	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.